TAXATION (Details) (CNY)	12 Months Ended																	120 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Hong Kong Profits Tax	Dec. 31, 2013 Taiwan Enterprise Income Tax	Dec. 31, 2010 Taiwan Enterprise Income Tax	Dec. 31, 2009 Taiwan Enterprise Income Tax	Dec. 31, 2013 PRC Corporate Income Tax	Dec. 31, 2013 PRC Corporate Income Tax Shenzhen Shenzhen Ctrip	Dec. 31, 2012 PRC Corporate Income Tax Shenzhen Shenzhen Ctrip	Dec. 31, 2011 PRC Corporate Income Tax Shenzhen Shenzhen Ctrip	Dec. 31, 2010 PRC Corporate Income Tax Shenzhen Shenzhen Ctrip	Dec. 31, 2009 PRC Corporate Income Tax Shenzhen Shenzhen Ctrip	Dec. 31, 2008 PRC Corporate Income Tax Shenzhen Shenzhen Ctrip	Dec. 31, 2007 PRC Corporate Income Tax Shenzhen Shenzhen Ctrip	Dec. 31, 2013 PRC Corporate Income Tax Western region of China	Dec. 31, 2011 PRC Corporate Income Tax Western region of China	Dec. 31, 2010 PRC Corporate Income Tax Western region of China	Dec. 31, 2011 PRC Corporate Income Tax Western region of China Chengdu Ctrip	Dec. 31, 2010 PRC Corporate Income Tax Western region of China Chengdu Ctrip	Dec. 31, 2012 PRC Corporate Income Tax Western region of China Chengdu Ctrip Tax period 2012 to 2014	Dec. 31, 2011 PRC Corporate Income Tax Western region of China Chengdu Ctrip International	Dec. 31, 2012 PRC Corporate Income Tax Western region of China Chengdu Ctrip International Tax period 2012 to 2014	Dec. 31, 2010 PRC Corporate Income Tax Western region of China Chengdu Ctrip International Tax period 2012 to 2014	Dec. 31, 2012 PRC Corporate Income Tax Western region of China Chengdu Information	Dec. 31, 2013 PRC Corporate Income Tax Western region of China Chengdu Information Tax period 2013 to 2016	Dec. 31, 2013 PRC Corporate Income Tax High new tech enterprises	Dec. 31, 2011 PRC Corporate Income Tax High new tech enterprises item	Dec. 31, 2010 PRC Corporate Income Tax High new tech enterprises	Dec. 31, 2013 PRC Corporate Income Tax High new tech enterprises Ctrip Computer Technology	Dec. 31, 2013 PRC Corporate Income Tax High new tech enterprises Ctrip Travel Information	Dec. 31, 2013 PRC Corporate Income Tax High new tech enterprises Ctrip Travel Network	Dec. 31, 2013 PRC Corporate Income Tax High new tech enterprises Software Hotel Information
Taxation
Applicable tax rate (as a percent)	25.00%	25.00%	25.00%	16.50%	17.00%	17.00%	25.00%	25.00%	25.00%	25.00%	24.00%	22.00%	20.00%	18.00%	15.00%		15.00%	15.00%	15.00%	15.00%		15.00%			15.00%		15.00%			15.00%	15.00%	15.00%	15.00%
Applicable tax rate approved (as a percent)																					15.00%		15.00%	15.00%		15.00%
Qualification effective period expired																													3 years
Number of entities that reapplied for High New Tech Enterprises qualification and got approval																												4
Reduction rate upon statutory income tax rate (as a percent)																5.00%
Withholding tax (as a percent)				5.00%
Deferred tax liability provided on the outside basis difference from undistributed earnings	0